SCHEDULE OF TERM DEPOSITS MAINTAINED AT BANKS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
US$ denominated bank deposits with financial institutions in the PRC	$ 76,813	¥ 545,368	¥ 915,845
CHINA
US$ denominated bank deposits with financial institutions in the PRC		¥ 545,368	¥ 915,845